Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	December 31, 2023	December 31, 2022
Assets of discontinued operations	$—	$—
Liabilities
Accounts payables and accrued expenses	$—	$(112)
Liabilities from discontinued operations	$—	$(112)

Schedule of Estimated Useful Life of Property and Equipment [Table Text Block]
Years
Building	40
Building improvements	Remaining life of the building
Leasehold improvements	Lessor of the estimated useful life or life of the lease
Office furniture and fixtures	4-5
Computer equipment	3-4
Rental equipment	4
Vehicles	3-5
Appliques	10
Website development	2